Subsequent Events (Detail)					1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 19, 2020 USD ($)	Oct. 14, 2020 USD ($) $ / shares shares	Apr. 01, 2020 USD ($)	Mar. 20, 2020	May 31, 2020 shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Jun. 30, 2020 USD ($)	Jun. 22, 2020 USD ($)	Mar. 23, 2020 USD ($)
Subsequent Event [Line Items]
Revolving Loan						$ 0		$ 0
Retroactively adjusted shares of common stock | shares						119,994,000	119,994,000	119,994,000	119,994,000
Subsequent event
Subsequent Event [Line Items]
Revolving Loan												$ 47,500,000
Maximum borrowing capacity												$ 100,000,000
Revolving loan Maturity date												Mar. 25, 2025
Social security Carryback claim for tentative refund										$ 13,000,000
Special distribution		$ 589,000,000
Stock split conversion ratio		1.19994
Retroactively adjusted shares of common stock | shares		119,994,467
Authorized capital stock (in shares) | shares		1,000,000,000
Common stock, par value (usd per share) | $ / shares		$ 0.001
Authorized preferred stock (in shares ) | shares		5,000,000
Preferred stock, par value (usd per share) | $ / shares		$ 0.001
Payment of Earn-out		$ 9,100,000
Subsequent event | Class B units
Subsequent Event [Line Items]
Shares granted in period (in shares) | shares					43,449.41
Subsequent event | Related Party Loans | Senior Secured Loan
Subsequent Event [Line Items]
Interest rate on senior secured loan			18.00%
Percentage of loan principal amount required to be paid				50.00%
Principal payment per amendment											$ 21,700,000
Principal payment interest			$ 600,000
Subsequent event | RSU's
Subsequent Event [Line Items]
Share price (usd per share) | $ / shares		$ 22.00
Subsequent event | RSU's | Minimum
Subsequent Event [Line Items]
Vesting period		2 years
Subsequent event | RSU's | Maximum
Subsequent Event [Line Items]
Vesting period		3 years
Subsequent event | RSU's | Non-employee directors
Subsequent Event [Line Items]
Shares granted in period (in shares) | shares		29,398
Subsequent event | RSU's | Executives and members of management
Subsequent Event [Line Items]
Shares granted in period (in shares) | shares		470,608
Subsequent event | 2020 Plan
Subsequent Event [Line Items]
Authorized shares | shares		6,683,919
Subsequent event | IPO
Subsequent Event [Line Items]
Number of shares of common stock issued | shares		7,000,000
Public offering price (usd per share) | $ / shares		$ 22.00
Net proceeds		$ 140,200,000
Underwriting discounts and commissions		8,500,000
Other offering costs		$ 5,300,000
Subsequent event | Member units
Subsequent Event [Line Items]
Number of shares converted | shares		1,000
Subsequent event | Common stock
Subsequent Event [Line Items]
Number of shares issued upon conversion | shares		100,000,000
Subsequent event | New Term Loan Facility
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 575,000,000
Debt instrument term		7 years
Repayment of long term line of credit	$ 105,000,000
New Term Loan outstanding balance	$ 470,000,000
Subsequent event | New Term Loan Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Subsequent Event [Line Items]
Revolving Loan applicable margin		0.50%
Subsequent event | New Term Loan Facility | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Monthly basis spread on variable rate		1.00%
Subsequent event | New Term Loan Facility | Base Rate
Subsequent Event [Line Items]
Minimum allowable variable rate		0.0150
Minimum annual variable rate		0.0300
Subsequent event | New Term Loan Facility | Eurodollar
Subsequent Event [Line Items]
Minimum allowable variable rate		0.0100
Minimum annual variable rate		0.0400
Subsequent event | New Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 150,000,000
Debt instrument term		5 years
Prepayment premium		1.00%
Annual amortization rate		1.00%
Springing financial maintenance covenant		35.00%
Net leverage ratio		7.10
Subsequent event | New Revolving Credit Facility | Fed Funds Effective Rate Overnight Index Swap Rate
Subsequent Event [Line Items]
Revolving Loan applicable margin		0.50%
Subsequent event | New Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Monthly basis spread on variable rate		1.00%
Subsequent event | New Revolving Credit Facility | Base Rate
Subsequent Event [Line Items]
Minimum allowable variable rate		0.0150
Minimum annual variable rate		0.0225
Subsequent event | New Revolving Credit Facility | Eurodollar
Subsequent Event [Line Items]
Minimum allowable variable rate		0.0050
Minimum annual variable rate		0.0325